CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Total equity before NCI	Common shares	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Retained loss	NCI
Beginning balance, common shares (Predecessor) at Dec. 31, 2017			1,008,000,000
Beginning balance (Predecessor) at Dec. 31, 2017	$ 6,959	$ 6,560		$ 3,313	$ 1,956	$ 58	$ 225	$ 399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation charge | Predecessor	2	2		2
Other comprehensive income | Predecessor	9	9				9
Net loss | Predecessor	(203)	(181)					(181)	(22)
Ending balance, common shares (Predecessor) at Mar. 31, 2018			1,008,000,000
Ending balance (Predecessor) at Mar. 31, 2018	6,690	6,338		3,315	1,956	36	23	352
Beginning balance, common shares (Predecessor) at Dec. 31, 2017			1,008,000,000
Beginning balance (Predecessor) at Dec. 31, 2017	6,959	6,560		3,313	1,956	58	225	399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income | Predecessor	14
Ending balance, common shares (Predecessor) at Jun. 30, 2018			1,008,000,000
Ending balance (Predecessor) at Jun. 30, 2018	6,239	6,175		3,316	1,956	41	(146)	64
Beginning balance, common shares (Predecessor) at Mar. 31, 2018			1,008,000,000
Beginning balance (Predecessor) at Mar. 31, 2018	6,690	6,338		3,315	1,956	36	23	352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation charge | Predecessor	1	1		1
Other comprehensive income | Predecessor	5	5				5
Reclassification to redeemable non-controlling interests | Predecessor	(150)							(150)
Fair Value adjustment AOD Redeemable NCI | Predecessor	127	127					127
Net loss | Predecessor	(434)	(296)					(296)	(138)
Ending balance, common shares (Predecessor) at Jun. 30, 2018			1,008,000,000
Ending balance (Predecessor) at Jun. 30, 2018	$ 6,239	6,175		3,316	1,956	41	(146)	64
Beginning balance, common shares at Dec. 31, 2018	100,000,000		10,000,000
Beginning balance at Dec. 31, 2018	$ 3,035	2,883		3,491	0	(7)	(611)	152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation charge	1	1		1
Other comprehensive income	1	1				1
Fair Value adjustment AOD Redeemable NCI	(1)	(1)					(1)
Net loss	(295)	(295)					(295)
Ending balance, common shares at Mar. 31, 2019			10,000,000
Ending balance at Mar. 31, 2019	$ 2,741	2,589		3,492	0	(6)	(907)	152
Beginning balance, common shares at Dec. 31, 2018	100,000,000		10,000,000
Beginning balance at Dec. 31, 2018	$ 3,035	2,883		3,491	0	(7)	(611)	152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income	$ (3)
Ending balance, common shares at Jun. 30, 2019	100,000,000		10,000,000
Ending balance at Jun. 30, 2019	$ 2,533	2,383		3,493	0	(10)	(1,110)	150
Beginning balance, common shares at Mar. 31, 2019			10,000,000
Beginning balance at Mar. 31, 2019	2,741	2,589		3,492	0	(6)	(907)	152
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation charge	1	1		1
Other comprehensive income	(4)	(4)				(4)
Net loss	$ (205)	(203)					(203)	(2)
Ending balance, common shares at Jun. 30, 2019	100,000,000		10,000,000
Ending balance at Jun. 30, 2019	$ 2,533	$ 2,383		$ 3,493	$ 0	$ (10)	$ (1,110)	$ 150